INVESTMENTS, Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost	$ 718,517	$ 28,330
Held to maturity, Cost or Amortized cost	67,463	68,854
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Fair value	168,091	21,769
Available-for-sale, Fair value	45,385	5,276
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value	21,992	0
Available For Sale and Held To Maturity Securities Fair Value To Amortized Cost And Investment At Fair Value [Abstract]
Cost or Amortized cost	1,023,847	123,217
Gross unrecognized gains	2,123	3,197
Gross unrecognized losses	(495)	(24)
Gross unrealized gains	503	1,012
Gross unrealized losses	(2,902)	0
Fair value	1,023,076	127,402
Short-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost	718,517	28,330
Held to maturity, Gross unrecognized gains	0	0
Held to maturity, Gross unrecognized losses	0	(1)
Held to maturity, Fair value	718,517	28,329
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost	170,872	20,859
Available-for-sale, Gross unrealized gains	77	910
Available-for-sale, Gross unrealized losses	(2,858)	0
Available-for-sale, Fair value	168,091	21,769
Long-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost	67,463	68,854
Held to maturity, Gross unrecognized gains	2,123	3,197
Held to maturity, Gross unrecognized losses	(495)	(23)
Held to maturity, Fair value	69,091	72,028
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost	45,003	5,174
Available-for-sale, Gross unrealized gains	426	102
Available-for-sale, Gross unrealized losses	(44)	0
Available-for-sale, Fair value	45,385	$ 5,276
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value, Cost or Amortized cost	21,992
Investments carried at fair value, Gross unrealized gains	0
Investments carried at fair value, Gross unrealized losses	0
Investments carried at fair value	$ 21,992